Sep. 01, 2022
World Mutual Funds Prospectus | Emerging Markets Fund
Emerging Markets Fund
Investment Objective
The fund seeks capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 15 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None¹	1.00%	None	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Management Fee	1.25%	1.05%	0.90%	1.25%	1.25%	1.25%	1.05%	0.90%	0.90%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None	None	None
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.25%	1.05%	0.90%	1.50%	2.25%	1.75%	1.05%	0.90%	0.90%
Fee Waiver	None	None	None	None	None	None	None	None	0.90%²
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	1.05%	0.90%	1.50%	2.25%	1.75%	1.05%	0.90%	0.00%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$128	$397	$687	$1,511
I Class	$107	$335	$580	$1,282
Y Class	$92	$287	$499	$1,108
A Class	$719	$1,023	$1,347	$2,261
C Class	$229	$704	$1,206	$2,393
R Class	$178	$552	$950	$2,060
R5 Class	$107	$335	$580	$1,282
R6 Class	$92	$287	$499	$1,108
G Class	$0	$0	$0	$0

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies
The fund will invest at least 80% of its net assets in equity securities of companies located in emerging market countries.The fund considers an emerging market country to be any country other than a developed country. However, the fund generally intends to focus its investments in the subset of emerging markets countries that comprise the MSCI Emerging Markets Index. The countries comprising the index will change from time to time, but as of March 31, 2022 include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. In addition, a portion of the fund’s assets may be invested in frontier markets (emerging market countries at an earlier stage of development).
In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.
The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding stocks of companies that meet their investment criteria and selling the stocks of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace. The fund invests in securities denominated in foreign currencies and in foreign securities that are represented in the U.S. securities markets by American Depositary Receipts (ADRs) or similar depositary arrangements.

Principal Risks
•Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•Small-Cap Stock Risk – Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. These securities may trade less frequently and in more limited volumes than larger companies’ securities, leading to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions, and investments in smaller foreign companies may experience more price volatility.
•Currency Risk – The fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
•Emerging Markets Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries due to lower liquidity, market manipulation concerns, limited reliable access to capital, and differing company organizational structures. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets. Additionally, certain jurisdictions do not provide the Public Company Accounting Oversight Board (“PCAOB”) with sufficient access to inspect audit work papers and practices, or otherwise do not cooperate with U.S. regulators, potentially exposing investors in U.S. capital markets to significant risks.
•Frontier Emerging Markets Risk – The risks of investing in a frontier emerging market are magnified because they generally have smaller economies and less developed capital markets than traditional emerging markets. Unique risks include: potential for extreme price volatility and illiquidity, government control of certain industries or companies and limitations on foreign investment, economic and political instability, and relatively new and unsettled securities laws.
•Single Country Risk – Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a fund that is more widely diversified.
•Greater China Risk – Investing in Chinese securities is riskier than investing in U.S. securities. Investing in China involves risk of loss due to nationalization, expropriation, and confiscation of assets and property. Losses may also occur due to new or expanded restrictions on foreign investments or repatriation of capital. Due to Chinese governmental restrictions on foreign ownership of companies in certain industries, Chinese operating companies often use variable interest entity (VIE) structures to raise capital from international investors. Shares of VIEs are not equity ownership interests in Chinese operating companies. The Chinese government has never explicitly approved these structures and thus could determine that the underlying contractual arrangements on which control of the VIE is based violate Chinese law. Such determination from the Chinese government could result in a loss in the value of an investment in a U.S.-listed company that utilizes the VIE structure. Additionally, the Chinese market is subject to less regulation and oversight than the U.S market. US regulators have limited ability to inspect international auditing standards of U.S. companies operating in China, thus there is substantially greater risk that disclosures will be incomplete or misleading and, in the event of investor harm, substantially less access to recourse.
•Growth Stocks Risk – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.
•Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, has caused market disruption and other economic impacts. Markets experienced volatility, reduced liquidity, and increased trading costs. The pandemic may continue to impact the fund and its underlying investments.
•Sector Risk – If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.
•ESG Integration Risk – When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.
•Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Price Volatility Risk – The value of a fund’s shares may fluctuate significantly in the short term.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the G Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 21.32% Lowest Performance Quarter (1Q 2020): -23.22%
Average Annual Total ReturnsFor the calendar year ended December 31, 2021

Average Annual Total Returns For the calendar year ended December 31, 2021	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	-6.04%	11.06%	7.46%	—	09/30/1997
Return After Taxes on Distributions	-6.04%	11.05%	7.50%	—	09/30/1997
Return After Taxes on Distributions and Sale of Fund Shares	-3.36%	8.96%	6.21%	—	09/30/1997
I Class Return Before Taxes	-5.83%	11.29%	7.68%	—	01/28/1999
Y Class[1] Return Before Taxes	-5.74%	11.44%	—	7.19%	04/10/2017
A Class Return Before Taxes	-11.68%	9.47%	6.56%	—	05/12/1999
C Class[2] Return Before Taxes	-6.97%	9.96%	6.57%	—	12/18/2001
R Class Return Before Taxes	-6.46%	10.52%	6.93%	—	09/28/2007
R5 Class[3] Return Before Taxes	-5.83%	11.29%	7.68%	—	04/10/2017
R6 Class Return Before Taxes	-5.69%	11.44%	—	7.19%	07/26/2013
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)	-2.54%	9.87%	5.48%	—	—

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
World Mutual Funds Prospectus | Emerging Markets Fund | A CLASS
Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
World Mutual Funds Prospectus | Emerging Markets Small Cap Fund
Emerging Markets Small Cap Fund
Investment Objective
The fund seeks capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 15 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R6
Management Fee	1.39%	1.19%	1.39%	1.39%	1.39%	1.04%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.40%	1.20%	1.65%	2.40%	1.90%	1.05%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$143	$444	$767	$1,679
I Class	$123	$382	$660	$1,454
A Class	$733	$1,066	$1,421	$2,415
C Class	$244	$750	$1,281	$2,547
R Class	$193	$598	$1,027	$2,219
R6 Class	$107	$335	$580	$1,282

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Principal Investment Strategies
The fund will invest at least 80% of its net assets in securities issued by small cap companies that are located in emerging market countries.The portfolio managers consider small cap companies to include companies that, at the time of purchase, have market capitalizations not greater than the larger of the market capitalization of the largest company in the MSCI Emerging Markets Small Cap Index or $6 billion. As of January 31, 2022, the total market capitalization of the largest company in the index was $6.6 billion.
The fund considers an emerging market country to be any country other than a developed country. However, the fund generally intends to focus its investments in the subset of emerging markets countries that comprise the MSCI Emerging Markets Small Cap Index. The countries comprising the index will change from time to time, but as of March 9, 2022 include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. In addition, a portion of the fund’s assets may be invested in frontier markets (emerging market countries at an earlier stage of development).
In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.
The portfolio managers look for equity securities of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding stocks of companies that meet their investment criteria and selling the stocks of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace.The fund invests in securities denominated in foreign currencies and in foreign securities that are represented in the U.S. securities markets by American Depositary Receipts (ADRs) or similar depositary arrangements.

Principal Risks
•Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•Small-Cap Stock Risk – Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. These securities may trade less frequently and in more limited volumes than larger companies’ securities, leading to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions, and investments in smaller foreign companies may experience more price volatility.
•Currency Risk – The fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
•Emerging Markets Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries due to lower liquidity, market manipulation concerns, limited reliable access to capital, and differing company organizational structures. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets. Additionally, certain jurisdictions do not provide the Public Company Accounting Oversight Board (“PCAOB”) with sufficient access to inspect audit work papers and practices, or otherwise do not cooperate with U.S. regulators, potentially exposing investors in U.S. capital markets to significant risks.
•Frontier Emerging Markets Risk – The risks of investing in a frontier emerging market are magnified because they generally have smaller economies and less developed capital markets than traditional emerging markets. Unique risks include: potential for extreme price volatility and illiquidity, government control of certain industries or companies and limitations on foreign investment, economic and political instability, and relatively new and unsettled securities laws.
•Single Country Risk – Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a fund that is more widely diversified.
•Sector Risk – If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.
•Growth Stocks Risk – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.
•Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, has caused market disruption and other economic impacts. Markets experienced volatility, reduced liquidity, and increased trading costs. The pandemic may continue to impact the fund and its underlying investments.
•ESG Integration Risk – When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.
•Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Price Volatility Risk – The value of a fund’s shares may fluctuate significantly in the short term.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 26.52% Lowest Performance Quarter (1Q 2020): -26.98%
Average Annual Total ReturnsFor the calendar year ended December 31, 2021

Average Annual Total Returns For the calendar year ended December 31, 2021	1 year	5 year	Since Inception	Inception Date
Investor Class Return Before Taxes	14.34%	12.50%	11.52%	04/07/2016
Return After Taxes on Distributions	12.47%	11.71%	10.80%	04/07/2016
Return After Taxes on Distributions and Sale of Fund Shares	10.02%	9.99%	9.24%	04/07/2016
I Class Return Before Taxes	14.51%	12.73%	11.74%	04/07/2016
A Class Return Before Taxes	7.37%	10.88%	10.09%	04/07/2016
C Class Return Before Taxes	13.15%	11.39%	10.41%	04/07/2016
R Class Return Before Taxes	13.69%	11.94%	10.96%	04/07/2016
R6 Class Return Before Taxes	14.70%	12.89%	11.91%	04/07/2016
MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)	18.75%	11.46%	10.35%	04/07/2016

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
World Mutual Funds Prospectus | Emerging Markets Small Cap Fund | A CLASS
Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
World Mutual Funds Prospectus | Focused Global Growth Fund
Focused Global Growth Fund
Investment Objective
The fund seeks capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C	R	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None¹	1.00%	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C	R	R5	R6
Management Fee	1.06%	0.86%	0.71%	1.06%	1.06%	1.06%	0.86%	0.71%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.07%	0.87%	0.72%	1.32%	2.07%	1.57%	0.87%	0.72%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$109	$341	$591	$1,306
I Class	$89	$278	$483	$1,073
Y Class	$74	$231	$401	$895
A Class	$702	$970	$1,258	$2,073
C Class	$211	$650	$1,114	$2,205
R Class	$160	$496	$856	$1,866
R5 Class	$89	$278	$483	$1,073
R6 Class	$74	$231	$401	$895

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies
The fund invests primarily in companies located in developed countries world-wide (including the United States). The fund may also invest in emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding stocks of companies that meet their investment criteria and selling the stocks of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace. The fund normally invests in a relatively limited number of companies, generally 30-50.
Principal Risks
•Focused Portfolio Risk – Investing in a limited number of companies carries more risk because changes in the value of a single company may have a more significant effect, either negative or positive, on the fund’s value.
•Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•Emerging Market Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets.These countries also may lack the legal, business and social framework to support securities markets.
•Growth Stocks Risk – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.
•Currency Risk – Securities denominated in foreign currencies are subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
•Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, has caused market disruption and other economic impacts. Markets experienced volatility, reduced liquidity, and increased trading costs. The pandemic may continue to impact the fund and its underlying investments.
•Sector Risk – If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.
•ESG Integration Risk – When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.
•Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 23.58% Lowest Performance Quarter (1Q 2020): -16.95%
Average Annual Total ReturnsFor the calendar year ended December 31, 2021

Average Annual Total Returns For the calendar year ended December 31, 2021	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	13.51%	18.70%	14.08%	—	12/01/1998
Return After Taxes on Distributions	10.28%	15.28%	11.91%	—	12/01/1998
Return After Taxes on Distributions and Sale of Fund Shares	10.16%	14.34%	11.19%	—	12/01/1998
I Class Return Before Taxes	13.78%	18.95%	14.30%	—	08/01/2000
Y Class[1] Return Before Taxes	13.89%	19.12%	—	13.30%	04/10/2017
A Class Return Before Taxes	6.77%	17.04%	13.12%	—	02/05/1999
C Class[2] Return Before Taxes	12.41%	17.54%	13.12%	—	03/01/2002
R Class Return Before Taxes	12.94%	18.11%	13.50%	—	07/29/2005
R5 Class[3] Return Before Taxes	13.70%	18.93%	14.30%	—	04/10/2017
R6 Class Return Before Taxes	13.91%	19.13%	—	13.31%	07/26/2013
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	18.54%	14.39%	11.84%	—	—

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
World Mutual Funds Prospectus | Focused Global Growth Fund | A CLASS
Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
World Mutual Funds Prospectus | Focused International Growth Fund
Focused International Growth Fund
Investment Objective
The fund seeks capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R6	G
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R6	G
Management Fee	1.09%	0.89%	1.09%	1.09%	1.09%	0.74%	0.74%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.10%	0.90%	1.35%	2.10%	1.60%	0.75%	0.75%
Fee Waiver	None	None	None	None	None	None	0.74%²
Total Annual Fund Operating Expenses After Fee Waiver	1.10%	0.90%	1.35%	2.10%	1.60%	0.75%	0.01%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$112	$350	$607	$1,340
I Class	$92	$287	$499	$1,108
A Class	$705	$979	$1,273	$2,105
C Class	$214	$659	$1,130	$2,237
R Class	$163	$506	$872	$1,899
R6 Class	$77	$240	$417	$931
G Class	$1	$3	$6	$13

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 71% of the average value of its portfolio.
Principal Investment Strategies
The fund invests primarily in securities of companies located in at least three developed countries world-wide (excluding the United States). The fund may also invest in emerging market countries. The fund generally invests in common stock and other equity securities that are denominated in foreign currencies. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding stocks of companies that meet their investment criteria and selling the stocks of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace. The fund normally invests in a relatively limited number of companies, generally 35–50.
Principal Risks
•Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•Focused Portfolio Risk – Investing in a limited number of companies carries more risk because changes in the value of a single company may have a more significant effect, either negative or positive on the fund’s value.
•Currency Risk – The fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
•Emerging Market Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.
•Growth Stocks Risk – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.
•Single Country Risk – Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a fund that is more widely diversified.
•Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, has caused market disruption and other economic impacts. Markets experienced volatility, reduced liquidity, and increased trading costs. The pandemic may continue to impact the fund and its underlying investments.
•ESG Integration Risk – When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.
•Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 22.91% Lowest Performance Quarter (1Q 2020): -17.90%
Average Annual Total ReturnsFor the calendar year ended December 31, 2021

Average Annual Total Returns For the calendar year ended December 31, 2021	1 year	5 years	Since Inception	Inception Date
Investor Class Return Before Taxes	7.86%	16.84%	14.16%	03/29/2016
Return After Taxes on Distributions	7.27%	16.56%	13.91%	03/29/2016
Return After Taxes on Distributions and Sale of Fund Shares	5.14%	13.67%	11.51%	03/29/2016
I Class Return Before Taxes	8.14%	17.06%	14.39%	03/29/2016
A Class Return Before Taxes	1.42%	15.15%	12.70%	03/29/2016
C Class Return Before Taxes	6.84%	15.69%	13.03%	03/29/2016
R Class Return Before Taxes	7.34%	16.26%	13.59%	03/29/2016
R6 Class Return Before Taxes	8.31%	17.25%	14.56%	03/29/2016
G Class Return Before Taxes	9.05%	—	21.12%	04/01/2019
MSCI ACWI ex-U.S. Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)	7.82%	9.61%	9.52%	03/29/2016

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
World Mutual Funds Prospectus | Focused International Growth Fund | A CLASS
Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
World Mutual Funds Prospectus | Global Small Cap Fund
Global Small Cap Fund
Investment Objective
The fund seeks capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R6
Management Fee	1.10%	0.90%	1.10%	1.10%	1.10%	0.75%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.12%	0.92%	1.37%	2.12%	1.62%	0.77%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$114	$357	$618	$1,363
I Class	$94	$294	$510	$1,131
A Class	$707	$985	$1,283	$2,126
C Class	$216	$665	$1,140	$2,258
R Class	$165	$512	$882	$1,920
R6 Class	$79	$246	$428	$955

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 136% of the average value of its portfolio.
Principal Investment Strategies
The fund will invest at least 80% of its net assets in securities issued by small cap companies. The portfolio managers consider small cap companies to include companies with market capitalizations not greater than that of the largest company on the MSCI ACWI Small Cap Index at the time of investment. As of January 31, 2022, the total market capitalization of the largest company in the index was $15.4 billion.
The fund invests in countries world-wide, including the United States, foreign developed countries and emerging markets. Under normal market conditions, the fund will invest at least 40% (unless the portfolio managers deem market conditions unfavorable, in which case the fund would invest at least 30%) of its assets in securities of issuers located outside of the United States. The fund will allocate its assets among at least three different countries (one of which may be the U.S.). The fund generally invests in common stocks and other equity securities denominated in both U.S. and foreign currencies.
The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding stocks of companies that meet their investment criteria and selling the stocks of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks
•Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•Small-Cap Stock Risk – Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. These securities may trade less frequently and in more limited volumes than larger companies’ securities, leading to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions, and investments in smaller foreign companies may experience more price volatility.
•Currency Risk – The fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
•Emerging Market Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.
•Growth Stocks Risk – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.
•Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, has caused market disruption and other economic impacts. Markets experienced volatility, reduced liquidity, and increased trading costs. The pandemic may continue to impact the fund and its underlying investments.
•ESG Integration Risk – When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.
•Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 37.39% Lowest Performance Quarter (4Q 2018): -23.15%
Average Annual Total ReturnsFor the calendar year ended December 31, 2021

Average Annual Total Returns For the calendar year ended December 31, 2021	1 year	5 years	Since Inception	Inception Date
Investor Class Return Before Taxes	17.85%	23.05%	21.39%	03/29/2016
Return After Taxes on Distributions	11.96%	20.74%	19.40%	03/29/2016
Return After Taxes on Distributions and Sale of Fund Shares	12.05%	18.19%	17.05%	03/29/2016
I Class Return Before Taxes	18.12%	23.30%	21.64%	03/29/2016
A Class Return Before Taxes	10.84%	21.31%	19.85%	03/29/2016
C Class Return Before Taxes	16.68%	21.83%	20.18%	03/29/2016
R Class Return Before Taxes	17.27%	22.45%	20.79%	03/29/2016
R6 Class Return Before Taxes	18.27%	23.49%	21.82%	03/29/2016
MSCI ACWI Small Cap Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)	16.10%	12.27%	12.78%	03/29/2016

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
World Mutual Funds Prospectus | Global Small Cap Fund | A CLASS
Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
World Mutual Funds Prospectus | International Growth Fund
International Growth Fund
Investment Objective
The fund seeks capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None¹	1.00%	None	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Management Fee	1.19%	0.99%	0.84%	1.19%	1.19%	1.19%	0.99%	0.84%	0.84%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None	None	None
Other Expenses	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.21%	1.01%	0.86%	1.46%	2.21%	1.71%	1.01%	0.86%	0.86%
Fee Waiver	None	None	None	None	None	None	None	None	0.84%²
Total Annual Fund Operating Expenses After Fee Waiver	1.21%	1.01%	0.86%	1.46%	2.21%	1.71%	1.01%	0.86%	0.02%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$124	$385	$666	$1,465
I Class	$103	$322	$559	$1,236
Y Class	$88	$275	$477	$1,061
A Class	$715	$1,011	$1,327	$2,220
C Class	$225	$692	$1,186	$2,352
R Class	$174	$540	$929	$2,017
R5 Class	$103	$322	$559	$1,236
R6 Class	$88	$275	$477	$1,061
G Class	$2	$6	$11	$26

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Principal Investment Strategies
The fund invests primarily in securities of companies located in at least three developed countries world-wide (excluding the United States). The fund may also invest in emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding stocks of companies that meet their investment criteria and selling the stocks of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace.
Principal Risks
•Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•Currency Risk – The fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
•Emerging Market Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.
•Growth Stocks Risk – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.
•Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Single Country Risk – Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a fund that is more widely diversified.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, has caused market disruption and other economic impacts. Markets experienced volatility, reduced liquidity, and increased trading costs. The pandemic may continue to impact the fund and its underlying investments.
•ESG Integration Risk – When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.
•Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the G Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 22.43% Lowest Performance Quarter (1Q 2020): -19.18%
Average Annual Total Returns For the calendar year ended December 31, 2021

Average Annual Total Returns For the calendar year ended December 31, 2021	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	8.41%	14.11%	10.02%	—	05/09/1991
Return After Taxes on Distributions	5.67%	12.48%	8.84%	—	05/09/1991
Return After Taxes on Distributions and Sale of Fund Shares	7.00%	11.13%	8.09%	—	05/09/1991
I Class Return Before Taxes	8.70%	14.34%	10.24%	—	11/20/1997
Y Class[1] Return Before Taxes	8.87%	14.50%	—	8.55%	04/10/2017
A Class Return Before Taxes	1.93%	12.47%	9.10%	—	10/02/1996
C Class[2] Return Before Taxes	7.37%	12.98%	9.09%	—	06/04/2001
R Class Return Before Taxes	7.96%	13.55%	9.48%	—	08/29/2003
R5 Class[3] Return Before Taxes	8.70%	14.34%	10.24%	—	04/10/2017
R6 Class Return Before Taxes	8.87%	14.51%	—	8.56%	07/26/2013
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	11.26%	9.54%	8.02%	—	—
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	11.25%	13.58%	10.07%	—	—

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
World Mutual Funds Prospectus | International Growth Fund | A CLASS
Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
World Mutual Funds Prospectus | International Opportunities Fund
International Opportunities Fund
Investment Objective
The fund seeks capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R
Management Fee	1.35%	1.15%	1.35%	1.35%	1.35%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.37%	1.17%	1.62%	2.37%	1.87%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$140	$435	$751	$1,645
I Class	$119	$372	$644	$1,420
A Class	$731	$1,057	$1,406	$2,385
C Class	$241	$741	$1,266	$2,516
R Class	$190	$589	$1,012	$2,188

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 127% of the average value of its portfolio.
Principal Investment Strategies
The fund’s assets will be invested primarily in equity securities of companies that are small-sized at the time of purchase and are located in foreign developed countries or emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding stocks of companies that meet their investment criteria and selling the stocks of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks
•Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•Small-Cap Stock Risk – Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. These securities may trade less frequently and in more limited volumes than larger companies’ securities, leading to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions, and investments in smaller foreign companies may experience more price volatility.
•Currency Risk – The fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
•Emerging Market Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.
•Growth Stocks Risk – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.
•Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Sector Risk – If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, has caused market disruption and other economic impacts. Markets experienced volatility, reduced liquidity, and increased trading costs. The pandemic may continue to impact the fund and its underlying investments.
•ESG Integration Risk – When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.
•Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 32.07% Lowest Performance Quarter (1Q 2020): -23.14%
Average Annual Total Returns For the calendar year ended December 31, 2021

Average Annual Total Returns For the calendar year ended December 31, 2021	1 year	5 years	10 years
Investor Class Return Before Taxes	5.40%	14.83%	12.17%
Return After Taxes on Distributions	1.17%	12.96%	11.07%
Return After Taxes on Distributions and Sale of Fund Shares	5.49%	11.60%	9.95%
I Class Return Before Taxes	5.62%	15.05%	12.37%
A Class Return Before Taxes	-0.81%	13.23%	11.22%
C Class[1] Return Before Taxes	4.41%	13.72%	11.22%
R Class Return Before Taxes	4.94%	14.28%	11.60%
MSCI ACWI ex-U.S. Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	11.53%	13.42%	10.28%

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
World Mutual Funds Prospectus | International Opportunities Fund | A CLASS
Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
World Mutual Funds Prospectus | International Small-Mid Cap Fund
International Small-Mid Cap Fund
Investment Objective
The fund seeks capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	G
Management Fee	1.47%	1.12%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.48%	1.13%
Fee Waiver[1]	0.04%	1.12%²
Total Annual Fund Operating Expenses After Fee Waiver	1.44%	0.01%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$147	$465	$805	$1,764
G Class	$1	$3	$6	$13

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 113% of the average value of its portfolio.
Principal Investment Strategies
The fund’s assets will be invested primarily in equity securities of companies that are small- to medium-sized at the time of purchase and are located in foreign developed countries. Under normal market conditions, the fund will invest at least 80% of its net assets in companies that are small- to medium-sized. The portfolio managers consider small to medium companies to be those that have a market capitalization not greater than that of the largest company in the MSCI EAFE SMID Cap Index. Though market capitalization will change from time to time, as of January 31, 2022, the total market capitalization of the largest company in the MSCI EAFE SMID Cap Index was approximately $34.6 billion.
The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding stocks of companies that meet their investment criteria and selling the stocks of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.
Principal Risks
•Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•Small-Cap Stock Risk – Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. These securities may trade less frequently and in more limited volumes than larger companies’ securities, leading to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions, and investments in smaller foreign companies may experience more price volatility.
•Currency Risk – The fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
•Growth Stocks Risk – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.
•Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Single Country Risk – Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a fund that is more widely diversified.
•Sector Risk – If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.
•ESG Integration Risk – When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.
•Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, has caused market disruption and other economic impacts. Markets experienced volatility, reduced liquidity, and increased trading costs. The pandemic may continue to impact the fund and its underlying investments.
•Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 33.95% Lowest Performance Quarter (1Q 2020): -25.14%
Average Annual Total Returns For the calendar year ended December 31, 2021

Average Annual Total Returns For the calendar year ended December 31, 2021	1 year	5 years	Since Inception	Inception Date
Investor Class Return Before Taxes	12.91%	14.45%	10.44%	03/19/2015
Return After Taxes on Distributions	6.94%	11.99%	8.66%	03/19/2015
Return After Taxes on Distributions and Sale of Fund Shares	9.85%	10.99%	7.97%	03/19/2015
G Class Return Before Taxes	14.53%	15.97%	11.56%	03/19/2015
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)	10.10%	11.03%	9.10%	03/19/2015

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.